Consolidated Balance Sheet - USD ($)	Jan. 31, 2025	Jan. 31, 2024
Current assets
Cash	$ 100,678	$ 30,146
Other receivables	3,644
Prepaid expenses	104,506	21,624
Total current assets	208,828	51,770
Right of use asset	7,090
Deposit	100,000	100,000
Total assets	315,918	151,770
Current liabilities
Accounts payable and accrued expenses	325,088	434,519
Accrued interest, current portion	860,768	1,115,723
Note payable	100,000
Lease liability	7,090
Bond liabilities, current portion	791,000
Total current liabilities	2,083,946	1,920,377
Non-current liabilities
Bond liabilities, non-current portion	2,339,000	3,135,000
Convertible notes payable, net of discounts		623,999
Accrued interest, non-current portion	1,061,926	533,003
Total non-current liabilities	3,400,926	4,292,002
Total liabilities	5,484,872	6,212,379
Commitments and contingencies (Note 8)
Stockholders’ deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 196.67 and 23 shares issued and outstanding at January 31, 2025 and 2024, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized, 261,463,225 and 214,647,732 shares issued and outstanding at January 31, 2025 and 2024, respectively	261,463	214,648
Additional paid-in capital	31,712,525	25,336,048
Subscription receivable		(11,000)
Accumulated deficit	(37,142,942)	(31,600,305)
Total stockholders’ deficit	(5,168,954)	(6,060,609)
Total liabilities and stockholders’ deficit	315,918	151,770
Related Party [Member]
Current liabilities
Accrued expenses to related parties		$ 370,135